Other Operating Income	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Other Operating Income
36	OTHER OPERATING INCOME

Composition	12/31/2022	12/31/2021	12/31/2020
Services	9,657,167	8,395,016	8,447,468
Adjustments and interest from other receivables	2,379,227	2,179,393	2,124,241
Adjustments from other receivables with CER clauses	1,679,397	681,084	517,870
Other receivables from financial intermediation	947,942	1,833,714	1,497,314
Sale of investment properties and other non-financial assets		76,116
For derecognition or substantial modification of financial liabilities			673,265
Other	6,513,703	2,094,389	2,528,281

Total	21,177,436	15,259,712	15,788,439